Segment information (Detail) - Financial Results - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 289,397	$ 230,705
Net income (loss) attributable to Nevsun shareholders	(84,725)	(2,673)
Europe [Member]
Statement Line Items [Line Items]
Revenues		289,397
Cost of sales		266,148
Net income (loss) attributable to Nevsun shareholders	(41,614)	(22,317)
Africa [Member]
Statement Line Items [Line Items]
Revenues		289,397
Cost of sales		266,148
Net income (loss) attributable to Nevsun shareholders	(20,794)	(84,725)
North America [Member]
Statement Line Items [Line Items]
Revenues		230,705
Cost of sales		148,022
Net income (loss) attributable to Nevsun shareholders	(13,353)	28,318
Total [Member]
Statement Line Items [Line Items]
Revenues		230,705
Cost of sales		148,022
Net income (loss) attributable to Nevsun shareholders	$ (17,638)	$ (2,673)